Taxation - Summary of Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Beginning Balance	¥ (108,601)	¥ (112,838)	¥ (74,607)
Movement	(8,262)	4,237	(38,231)
Ending Balance	¥ (116,863)	¥ (108,601)	¥ (112,838)